Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	1,088.21	[1]
Total Transaction Valuation	7,879,807.32	[2]
Net Fee	$ 1,088.21	[1]
Offset Table N/A	N/A

[1]	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.
[2]	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund S (“Shares”), based upon the net asset value per Share as of February 28, 2026 of $24.87. This amount is based upon the offer to purchase up to 316,839.86 Shares.